Supplementary Financial Statement Information (Details) - Schedule of balance sheet - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
a. Accrued liabilities and other:
Accounts payable and accruals - other	$ 1,429	$ 1,943
Employees and Institutions for Employees [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	863	671
Provisions for Vacation and Others [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	473	360
Royalties and Other [Member]
a. Accrued liabilities and other:
Accounts payable and accruals - other	$ 93	$ 912